Share equity incentive plans - Schedule of Activity of Restricted Stock Units (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of RSUs
Outstanding at the beginning of the year (in shares)	5,024,954	4,003,336
Granted (in shares)	3,508,846	3,481,480
Vested (in shares)	(2,061,977)	(1,524,730)
Forfeited (in shares)	(1,322,342)	(935,132)
Outstanding at the end of the year (in shares)	5,149,481	5,024,954
Weighted Average Fair Value at Grant Date
Outstanding at the beginning of the year, weighted average fair value at grant date (in dollars per share)	$ 7.52	$ 8.16
Granted, weighted average fair value at grant date (in dollars per share)	12.87	7.38
Vested, weighted-average fair value grant date (in dollars per share)	8.31	8.44
Forfeited, weighted average fair value at grant date (in dollars per share)	10.52	8.26
Outstanding at the end of the year, weighted average fair value at grant date (in dollars per share)	$ 10.07	$ 7.52